Stockholders' Equity (Deficit) (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Fair value of options vested during the year number	368,952	253,750
Fair value of options vested during the year fair Value	$ 195,366	$ 36,113